Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	$ 1,178	$ 0	$ 878	$ 0
Change in fair value of cash flow hedge, tax expense	1,701	1,926	306	766
Change in pension and other post-employment benefit, tax expense	$ 19	$ 56	$ (883)	$ (910)